Earnings per share - Summary (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Dec. 02, 2016
Earnings per share [abstract]
Number of subdivided outstanding common shares basis for each outstanding common share (shares)				10,000,000
Net income	$ 96,055	$ 21,640	$ 26,485
Weighted average multiple and subordinate voting shares outstanding	107,250,039	100,262,026	100,000,000
Weighted average number of shares on exercise of stock options	4,269,199	1,761,170	1,692,301
Diluted weighted average number of multiple and subordinate voting shares outstanding	111,519,238	102,023,196	101,692,301
Basic (CAD per share)	$ 0.90	$ 0.22	$ 0.26
Diluted (CAD per share)	$ 0.86	$ 0.21	$ 0.26